Land Use Right, Net (Details) - Schedule of Amortization of Land Use Right - Amortization of Land Use Right [Member]	Sep. 30, 2023 USD ($)
Land Use Right, Net (Details) - Schedule of Amortization of Land Use Right [Line Items]
2024	$ 34,581
2025	34,581
2026	34,581
2027	34,581
2028	34,581
2029 and thereafter	1,473,541
Total	$ 1,646,446